April 2, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   CMC Fund Trust (the "Registrant")
               File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 2, 2003 to the prospectus for the CMC Core Plus Bond Fund, CMC Government Bond Fund, CMC Corporate Bond Fund, CMC Mortgage and Asset-Backed Securities Fund, CMC High Yield Fund, and CMC International Bond Fund, portfolios of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

    SUPPLEMENT TO THE CMG CORE PLUS BOND FUND'S, CMG GOVERNMENT BOND FUND'S, CMG CORPORATE BOND FUND'S, CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND'S,
      CMG HIGH YIELD FUND'S, AND CMG INTERNATIONAL BOND FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         The references to the name of the Trust of which the Funds are portfolios, "CMG Fund Trust," shall actually be a reference to "CMC Fund Trust" and the name of any of the "CMG" Funds shall be actually be a reference to "CMC."

         Shares of the CMC Core Plus Bond Fund, CMC Government Bond Fund, CMC Corporate Bond Fund and CMC Mortgage and Asset-Backed Securities Fund are not currently being offered for sale.



                                  APRIL 2, 2003

April 2, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   CMC Fund Trust (the "Registrant")
               File Nos. 33-30394 and 811-5857

Ladies and Gentlemen:

         Transmitted herewith through the EDGAR system is a supplement dated April 2, 2003 to the prospectus for the CMC Enhanced S&P 500(R) Index Fund, CMC Large Cap Value Fund, CMC Large Cap Growth Fund, CMC Mid Cap Value Fund, CMC Mid Cap Growth Fund, CMC Small/Mid Cap Fund, CMC Small Cap Value Fund, CMC Small Cap Growth Fund, CMC International Stock Fund, and CMC Emerging Markets Equity Fund, portfolios of the Registrant, dated February 27, 2003 for filing with the Commission pursuant to Rule 497(e) of Regulation C.

         If you have any questions, please contact the undersigned at (503) 795-6397.

                                            Sincerely,

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Secretary

        SUPPLEMENT TO THE CMG ENHANCED S&P 500(R) INDEX FUND'S, CMG LARGE
    CAP VALUE FUND'S, CMG LARGE CAP GROWTH FUND'S, CMG MID CAP VALUE FUND'S,
CMG MID CAP GROWTH FUND'S, CMG SMALL/MID CAP FUND'S, CMG SMALL CAP VALUE FUND'S,
  CMG SMALL CAP GROWTH FUND'S, CMG INTERNATIONAL STOCK FUND'S, AND CMG EMERGING
                       MARKETS EQUITY FUND'S PROSPECTUS,
                             DATED FEBRUARY 27, 2003


         The references to the name of the Trust of which the Funds are portfolios, "CMG Fund Trust," shall actually be a reference to "CMC Fund Trust" and the name of any of the "CMG" Funds shall be actually be a reference to "CMC."

         Shares of the CMC Enhanced S&P 500(R) Index Fund, CMC Large Cap Value Fund, CMC Large Cap Growth Fund, CMC Mid Cap Value Fund, CMC Mid Cap Growth Fund, CMC Small Cap Value Fund, CMC Small Cap Growth Fund, and CMC Emerging Markets Equity Fund are not currently being offered for sale.


                                  APRIL 2, 2003